UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Mariner Hyman Beck Portfolio

Class 2 Shares

Annual Report

December 31, 2012

1-855-542-4MHB (4642)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Mariner Hyman Beck Portfolio

Dear Shareholder,

The Portfolio commenced executing the short term fixed income portion of the strategy in July of 2012 and the managed futures overlay strategy in mid-September with an investment in Global Diversified Managed Futures Portfolio managed by Hyman Beck & Company, Inc.  For the short term fixed income portion, the assets were invested in money-market funds and US Treasuries throughout the year. The short term fixed income portfolio will become more diversified across, US Agencies and Investment grade bonds as the assets in the Portfolio grow. The objective for this portion of the portfolio is to maximize interest earnings while balancing credit and yield curve risk.  For the managed futures portion of the strategy, Hyman Beck employs a disciplined systematic trading style by primarily implementing a trend-following approach that uses Hyman Beck’s proprietary computerized trading models that emphasize mathematical and quantitative techniques to identify and exploit intermediate and long-term price trends. Multiple trading models are utilized to seek to obtain potential beneficial returns and provide an important level of diversification. Hyman Beck invests across a broad array of global markets including fixed income, equity indices, commodities and currencies from both the long short sides of the market  The systematic multi model based program incorporates a disciplined and robust risk management system, and has evolved over the last two decades under the stewardship of Hyman Beck’s founders. Hyman Beck’s investment strategy seeks to achieve superior risk adjusted returns that are uncorrelated to traditional equity markets.

Choppy and indecisive best describe the markets for the first 4 months of trading.  The month of August was characterized by a renewed optimism surrounding the Eurozone as well as the prospect of further quantitative easing in the US which reversed July’s established trends during August. The Portfolio incurred losses in the currency sector, particularly the Euro, as the US Dollar weakened against most major currencies. The metal, bond and energy sectors also contributed to negative performance.

There were several catalysts for the volatility experienced during the month of September. As the month began, the global stock markets reacted positively after a plan for attacking high European borrowing costs was announced by the European central Bank (“ECB’). Enthusiasm continued in Europe when the German constitutional court endorsed the constitutionality of the Euro Zone’s bailout and its participation in the European Stability Mechanism. Finally, equity markets hit multiyear highs by mid month after the Federal Open Market Committee launched a new program to buy $40 billion of agency mortgage‐backed bonds each month for an indefinite period, causing bond prices to retreat. The second half of the month of September brought market uncertainty and indecisiveness   regarding the effectiveness of the global stimulus plans, causing markets to retrace, leading to negative performance for the Portfolio. The commodity and currency sectors contributed to negative performance.

October started off with optimism for US equities as encouraging manufacturing and employment data pushed prices close to post 2007 highs. As the month progressed however, markets sharply reversed driven by disappointing US corporate earnings, China reporting its seventh consecutive quarter of slowing Gross Domestic Product (“GDP’) growth and a weak International Monetary Fund (“IMF”) global growth forecast.  Global growth anxiety attributed to the commodity demand concerns that saw precious and base metals pull back sharply from recent highs. Increased supplies in the energy and agricultural complexes also pressured prices lower. The Euro zone outlook remained uncertain as doubts surrounded Greece’s ability to secure financial aid and whether Spain would request a bailout. The tightening of the US presidential election added to the uncertainty affecting the markets during the month. The metal and softs sectors contributed to negative performance.

There were plenty of extraneous forces pushing and pulling the global equity and bond markets during the month of November causing mid-month price reversals as the risk appetite shifted in response to economic and political headlines.  US election results, the impending fiscal cliff, a bleak forecast for Europe's economy and the economic impact of Super storm Sandy weighed on the markets in early November.  By mid month, sentiment changed on signs of optimism surrounding US budget negotiations, Greece securing additional aid, as well as, buoyant U.S. and Chinese economic data that added to the renewed appetite for risk. The currency and energy sectors contributed to negative performance.

We thank you for your support of the Mariner Hyman Beck Portfolio.

Sincerely,

Annette A. Cazenave

CEO, RJO Investment Management, LLC

0293-NLD-01/28/2013

Mariner Hyman Beck Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:
		Class Inception
		June 7, 2012
Mariner Hyman Beck Portfolio - Class 2		(3.00)%
The Barclay BTOP 50 Index **		(2.44)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-542-4642.

** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.

Comparison of the Change in Value of a $10,000 Investment

The Fund's holding by type of investment are as follows:

Holdings by type of investment	% of Net Assets
US Government	71.7%
Money Market Fund	21.4%
Alternative Investment	6.3%
Other, Cash & Cash Equivalents	0.6%
	100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter which are in this annual report for a detailed analysis of the Portfolio's holdings.

Mariner Hyman Beck Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares			Value
ALTERNATIVE INVESTMENT - 6.3%
		Global Diversified Managed Futures Portfolio LLC *	$ 79,728
TOTAL ALTERNATIVE INVESTMENT (Cost - $98,000)

SHORT-TERM INVESTMENTS - 93.1%
MONEY MARKET FUND - 21.4%
269,378		Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% +	269,378

US GOVERNMENT - 71.7%
900,000		United States Treasury Bill, 0.02%, 1/17/13	899,992

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,169,370)	1,169,370

		TOTAL INVESTMENTS - 99.4% (Cost - $1,267,370) (a)	$ 1,249,098
		OTHER ASSETS LESS LIABILITIES - 0.6%	7,114
		NET ASSETS - 100.0%	$ 1,256,212

	*	Non-Income producing investment.
	+	Variable rate security. Interest rate is as of December 31, 2012.
	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized depreciation:	$ (18,272)
		Net unrealized depreciation:	$ (18,272)

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Portfolio
Consolidated Statement of Assets and Liabilities
December 31, 2012

ASSETS
Investment securities:
At cost	$ 1,267,370
At value	$ 1,249,098
Receivable due from advisor	39,267
Interest receivable	34
TOTAL ASSETS	1,288,399

LIABILITIES
Fees payable to other affiliates	14,726
Payable for Fund shares redeemed	178
Accrued expenses and other liabilities	17,283
TOTAL LIABILITIES	32,187

NET ASSETS	$ 1,256,212

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 1,274,484
Net unrealized depreciation of investments	(18,272)
NET ASSETS	$ 1,256,212

NET ASSET VALUE PER SHARE:
Class 2 Shares:
Net Assets	$ 1,256,212
Shares of beneficial interest outstanding	129,453
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.70

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Portfolio
Consolidated Statement of Operations
For the Period Ended December 31, 2012 (a)

INVESTMENT INCOME
Interest	$ 479

EXPENSES
Administrative services fees	12,471
Audit fees	11,780
Accounting services fees	7,798
Transfer agent fees	6,724
Shareholder reporting expenses	5,113
Compliance officer fees	5,041
Investment advisory fees	4,086
Legal fees	3,430
Custodian fees	2,814
Distribution (12b-1) fees	2,128
Trustees fees and expenses	1,655
Other expenses	943
TOTAL EXPENSES	63,983

Less: Fees waived and reimbursed by the Advisor	(55,450)

NET EXPENSES	8,533

NET INVESTMENT LOSS	(8,054)

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(18,272)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (26,326)

(a) The Mariner Hyman Beck Portfolio commenced operations on June 7, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Portfolio
Consolidated Statement of Changes in Net Assets

For the
Period Ended
December 31, 2012 (a)

FROM OPERATIONS
Net investment loss	$ (8,054)
Net change in unrealized depreciation on investments	(18,272)
Net decrease in net assets resulting from operations	(26,326)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,415,279
Payments for shares redeemed	(132,741)
Net increase in net assets from shares of beneficial interest	1,282,538

TOTAL INCREASE IN NET ASSETS	1,256,212

NET ASSETS
Beginning of Period	-
End of Period ^	$ 1,256,212
^Includes undistributed net investment loss of:	$ -

SHARE ACTIVITY - CLASS 2
Shares sold	143,147
Shares redeemed	(13,694)
Net increase in shares of beneficial interest outstanding	129,453

(a) The Mariner Hyman Beck Portfolio commenced operations on June 7, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 2
For the Period Ended
December 31, 2012 (a)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (b)	(0.10)
Net change in unrealized depreciation
on investments	(0.20)
Total from investment operations	(0.30)

Net asset value, end of period	$ 9.70

Total return (c)	(3.00)%

Net assets, at end of period (000s)	$ 1,256

Ratio of gross expenses to average net assets (d,e,f)	15.00%
Ratio of net expenses to average net assets (d,f)	2.00%
Ratio of net investment loss to average net assets (d,f)	(1.89)%

Portfolio Turnover Rate (c)	0%

(a)	The Mariner Hyman Beck Portfolio commenced operations on June 7, 2012.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Not Annualized.
(d) Annualized.
(e)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursement by advisor.
(f) Does not include the expense of other investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The Mariner Hyman Beck Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio commenced operations on June 7, 2012 and currently offers class 2 shares at net asset value. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio’s investment objective is income and capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

MHBP Fund Limited (“MHBP Ltd.”)  is a wholly-owned and controlled foreign subsidiary of the Portfolio that invests in Global Diversified Managed Futures Portfolio LLC which operates as a commodity investment pool. RJO Investment Management, LLC (the “Advisor”) fair values MHBP Ltd.’s investments daily based on the commodity trading advisor’s (“CTA’s”) current positions. The Advisor calculates an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA and accounting agent which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing prices of the underlying holdings and speaking with the CTA or accounting agent to further review valuation. The Advisor then makes a final determination on the fair value the CTA, using the Advisor’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Portfolio’s fair valuation committee on a regular basis.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Mariner Hyman Beck Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Mariner Hyman Beck Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2012 for the Portfolio’s investments measured at fair value:

Asset	Level 1	Level 2	Level 3	Total
Alternative Investment	$ -	$ 79,728	$ -	$ 79,728
Short - Term Investment	1,169,370	-		1,169,370
Total	$ 1,169,370	$ 79,728	$ -	$ 1,249,098

 The Portfolio did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Portfolio’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include MHBP Ltd. MHBP Ltd. has an investment in Global Diversified Managed Futures Portfolio LLC (“GDMF”). GDMF is a Delaware Limited liability company, which operates as a commodity investment pool. GDMF uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled “managed futures” programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more CTAs registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contract, and other derivative instruments. All inter-company accounts and transactions have been eliminated in consolidation.

The Portfolio may invest up to 25% of its total assets in MHBP Ltd., which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the Portfolio’s investment in MHBP Ltd. is as follows:

	Inception Date of MHBP Ltd.	MHBP Ltd. Net Assets at December 31, 2012	% Of Total Net Assets at December 31, 2012
MHBP Ltd.	9/11/2012	$83,731	6.67%

As of December 31, 2012, MHBP Ltd. held a 26.25% ownership in GDMF.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Principal Investment Risks - As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the Subsidiary.

General Market Risk.  The risk that the value of the Portfolio's shares will fluctuate based on the performance of the Portfolio's investments and other factors affecting the commodities and/or securities markets generally.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Mariner Hyman Beck Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

Federal income tax – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Portfolio in its 2012 tax returns.  The Portfolio identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, MHBP Ltd. is an exempted Cayman investment company. MHBP Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MHBP Ltd. is a CFC and as such is not subject to U.S. income tax. However, a portion of MHBP Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses which are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $98,000 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. RJO Investment Management, LLC, serves as the Portfolio’s investment advisor.  The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, Portfolio accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.96% of the Portfolio’s average daily net assets

Mariner Hyman Beck Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Portfolio's Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2013, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, if any, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed  2.00% of average daily net assets attributable to Class 2 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days written notice to the Advisor. Fee waiver and reimbursement arrangements can decrease the Portfolio's expenses and boost its performance. For the period ended December 31, 2012, expenses of $55,450 were waived and reimbursed by the advisor of which $55,450 is subject to recapture through December 31, 2015.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class 2 shares and is an affiliate of GFS.

The Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, portfolio accounting and transfer agency services to the Portfolio.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS would receive customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom would receive customary fees from the Portfolio.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio Section 2(a) (9) of the Act.  As of December 31, 2012, Nationwide Life Insurance Co. held 99.7% of the voting securities of Class 2 shares.

Mariner Hyman Beck Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2012

6.  TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ (18,272)	$ (18,272)

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended December 31, 2012, as follows:

Paid in	Undistributed Net
Capital	Investment Loss
$ (8,054)	$ 8,054

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 was effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption did not have a material impact on the Portfolio’s consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolio’s consolidated financial statements.

8. SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Variable Trust

and the Shareholders of Mariner Hyman Beck Portfolio

We have audited the accompanying consolidated statement of assets and liabilities of Mariner Hyman Beck Portfolio (the Portfolio), a separate series of the Northern Lights Variable Trust, including the consolidated portfolio of investments, as of December 31, 2012, and the related consolidated statements of operations, changes in net assets and financial highlights for the period from June 7, 2012 (commencement of operations) through December 31, 2012. These consolidated financial statements and consolidated financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Mariner Hyman Beck Portfolio as of December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 7, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

February 14, 2013

Mariner Hyman Beck Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of the Mariner Hyman Beck Portfolio, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Mariner Hyman Beck Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Mariner Hyman Beck Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Paid During Period* 7/1/12 – 12/31/12
Class 2	2.00%	$1,000.00	$970.00	$9.90

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Paid During Period* 7/1/12 - 12/31/12
Class 2	2.00%	$1,000.00	$1,015.08	$10.13

*       Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Approval of Advisory Agreement –Mariner Hyman Beck Portfolio *

In connection with the regular meeting held on March 28, 2012, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between R.J. O’Brien Fund Management, LLC (“RJO” or the “Adviser”) and the Trust, on behalf of Mariner Hyman Beck Portfolio (the “Portfolio”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the modeled investment performance of the Adviser’s investment strategy and appropriate indices with respect to the modeled performance; (b) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of RJO’s operations, quality of its compliance infrastructures, and the experience of their Fund management team.  They reviewed current financial information about the firm as provided.  The Trustees noted the Fund was already supported by various insurance partners and a distribution team.  They concluded that the Adviser would be able to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its past performance.  However, the Trustees considered the performance of another managed futures portfolio also in the Hyman Beck system and noted its long track record of good performance.  The Board concluded that the Adviser has the potential to deliver reasonable performance.

 Fees and Expenses.  The Board noted that the Adviser proposed to charge an annual advisory fee of 0.96% of the average net assets of the Fund.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, were reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of RJO, and whether there is the potential for realization of economies of scale.  After discussion, it was the consensus of the Board that economies of scale would be dependent on the potential fee decrease, subject to a certain minimum as the asset levels in the Fund grows.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the expense limitation agreements and expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that approval of the Agreement is in the best interests of the Trust and the shareholders of the Fund.

* Due to the timing of the contract renewal schedule, these deliberation may or may not relate to the current performance results of the Fund.

Mariner Hyman Beck Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund(2008-2011), The World Funds Trust (since 2010); Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000-2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of AICPA Auditing Standards Board, AICPA (2008 - 2011).	103

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since 2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

Mariner Hyman Beck Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	103	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012)
Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Mariner Hyman Beck Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Adviser Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and GemCom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-542-4642

12/31/12-NLVT-2

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-542-4MHB (4642), or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-542-4MHB (4642).

INVESTMENT ADVISOR

RJO Investment Management, LLC

222 S. Riverside Plaza, Suite 900

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

             2012 - $17,000

 (b)

Audit-Related Fees

2012 – N/A

(c)

Tax Fees

2012 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/25/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/25/2013